DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	Luxeyard, Inc.
Entity Central Index Key	0001493587
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEET (USD $)	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 204,153	$ 154,400
Restricted cash	0	150,000
Accounts receivable	0	600
Inventory	49,763	5,466
Prepaid expenses and other current assets	31,410	16,376
Total current assets	285,326	326,842
Property and equipment, net of accumulated depreciation of $12,650 and $695 as of March 31, 2012 and December 31, 2011, respectively	177,220	16,869
Deposits	84,085	0
TOTAL ASSETS	546,631	343,711
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	216,155	63,426
Accrued liabilities	124,364	158,206
Deferred revenue	0	9,701
Total current liabilities	340,519	231,333
Derivative liabilities	7,936,333	158,758
Convertible debentures, net of debt discount of $1,426,682 as of March 31, 2012	543,318	0
Total liabilities	8,820,170	390,091
Commitments and contingencies	0	0
Stockholders' Deficit:
Common stock, $0.0001 par value.100,000,000 authorized shares; 63,290,000 issued and outstanding shares at December 31, 2011	6,329	6,329
Additional paid in capital	1,281,236	985,738
Accumulated deficit	(9,561,104)	(1,038,447)
Total Stockholders' Deficit	(8,273,539)	(46,380)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 546,631	$ 343,711

CONSOLIDATED BALANCE SHEET [Parenthetical] (USD $)	Mar. 31, 2012	Dec. 31, 2011
Property and equipment, Accumulated depreciation (in dollars)	$ 12,650	$ 695
Convertible debentures, Convertible debentures, Debt discount (in dollars)	$ 1,426,682
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	63,290,000	63,290,000
Common stock, shares outstanding	63,290,000	63,290,000

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
REVENUE
Total Revenue	$ 155,089	$ 2,038
COST OF GOODS SOLD
Cost of Sales	211,778	2,322
GROSS LOSS	(56,689)	(284)
OPERATING EXPENSES
Selling, general and administrative	1,864,563	953,143
Impairment loss	192,753
Stock compensation expense	35,201	84,325
Depreciation	11,955	695
Total Operating Expenses	2,104,472	1,038,163
Operating Loss	(2,161,161)
Derivative loss	6,294,694
Interest expense	66,802
NET LOSS	$ (8,522,657)	$ 1,038,447
Basic and Diluted Loss Per Share (in dollars per share)	$ (0.13)	$ (0.08)
Weighted Average Outstanding Shares (in shares)	63,290,000	12,827,921

CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 19, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 19, 2011	0
Common stock issued to original Top Gear stockholders	2,754	(2,754)	0	0
Common stock issued to original Top Gear stockholders (in shares)	27,540,000
Common stock issued in recapitalization	3,035	(3,035)	0	0
Common stock issued in recapitalization (in shares)	30,350,000
Common stock issued for cash, net of issuance costs	431	848,569	0	849,000
Common stock issued for cash, net of issuance costs (in shares)	4,312,500
Conversion of related party bridge notes into common stock	58	114,943	0	115,000
Conversion of related party bridge notes into common stock (in shares)	575,000
Conversion of third party bridge notes into common stock	51	102,449	0	102,500
Conversion of third party bridge notes into common stock (in shares)	512,500
Derivative liability related to warrants	0	(158,758)	0	(158,758)
Stock compensation expense	0	84,325	0	84,325
Net loss	0	0	(1,038,447)	1,038,447
Balance at Dec. 31, 2011	$ 6,329	$ 985,738	$ (1,038,447)	$ (46,380)
Balance (in shares) at Dec. 31, 2011	63,290,000

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (8,522,657)	$ 1,038,447
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	11,955	695
Stock compensations expense	35,201	84,325
Impairment loss	192,753
Amortization of debt dsicount	56,199
Derivative loss	6,294,694
Changes in operating assets and liabilities
Accounts receivable	600	(600)
Inventory	(44,297)	(5,466)
Prepaid expenses and other current assets	(15,034)	(16,376)
Deposits	(84,085)
Accounts payable	152,729	63,426
Accrued liabilities	(33,842)	188,962
Deferred revenue	(9,701)	9,701
Net cash provided by used in operating activities	(1,965,485)	(713,780)
Cash flows from investing activities
Restricted cash	150,000
Purchase of equipment and leasehold improvements	(104,762)	(17,564)
Net cash used in investing activities	45,238	(17,564)
Cash flows from financing activities
Proceeds from debt	1,970,000	280,000
Proceeds from sale of common stock		605,744
Net cash provided by financing activities	1,970,000	885,744
Net increase decrease in cash and cash equivalents	49,753	154,400
Cash and cash equivalents at beginning of period	154,400	0
Cash and cash equivalents at end of period	204,153	154,400
Supplemental disclosures of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non cash investing and financing activities
Acquisition of fixed assets through issuance of stock option	67,544
Debt discount on convertible debentures	1,482,881
Conversion of bridge notes into common stock		217,500
Derivative liability related to warrants		158,758
Common stock issued to original TIGR stockholders and recapitalization		5,789
Bridge notes settled directly from proceeds from sale of common stock		$ 62,500

Basis of Presentation and Nature of Operations	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and Going Concern

Basis of Presentation

Luxeyard Inc., (the “Company”, “we” or “our”), a Delaware Corporation, is an internet company selling luxury goods on a flash web site. Luxeyard, Inc. is the parent company of the wholly owned subsidiaries, LY Retail, LLC (“LY Retail Texas”), incorporated under the laws of the State of Texas on April 20, 2011 and LY Retail, LLC (“LY Retail”) incorporated in the State of California on November 8, 2011.

We have prepared the accompanying consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2012 due to seasonal and other factors. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes of our 2011 Annual Report on Form 10-K.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. For the three months ended March 31, 2012, the Company has incurred operating losses and negative operating cash flows which raise doubt on its ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.  Basis of Presentation and Nature of Operations

Basis of Presentation

Luxeyard Inc., (the “Company”, “we” or “our”), a Delaware Corporation, is an internet company selling luxury goods on a flash web site. Luxeyard, Inc. is the parent company of the wholly owned subsidiaries, LY Retail, LLC (“LY Retail Texas”), incorporated under the laws of the State of Texas on April 20, 2011 and LY Retail, LLC (“LY Retail”) incorporated in the State of California on November 8, 2011. The Company has adopted a fiscal year end of December 31.

Nature of Operations

On November 8, 2011, Top Gear Inc., a Delaware corporation (“Top Gear”) acquired all of the membership units of LY Retail Texas on April 20, 2011. LY Retail Texas exchanged all of its membership for the issuance of 1,785,294 shares (30,350,000 shares post-split) of Top Gear’s common stock pursuant to a Securities Exchange Agreement between LY Retail Texas, LY Retail Texas’s former members, Top Gear and the former principal stockholders of Top Gear.  As a result of this transaction, LY Retail Texas became a wholly-owned subsidiary of Top Gear and its former members became the controlling stockholders of Top Gear.  The transaction was accounted for as a reverse merger and recapitalization of Top Gear affected by a securities exchange, wherein LY Retail Texas is considered the acquirer for accounting and financial reporting purposes.

Immediately prior to the securities exchange, Top Gear contributed substantially all of its assets and liabilities to a subsidiary and then spun out the subsidiary to its former controlling stockholders in exchange for the cancellation of a total of 7,000,000 shares (pre-split) of our common stock previously held by them.

Concurrently with this transaction, LY Retail was incorporated in the State of California as a wholly owned subsidiary of the Company on November 8, 2011 and all of the operating activity of the Company was transferred to LY Retail and LY Retail Texas ceased all activity. At year end LY Retail and LY Retail Texas are wholly owned subsidiaries of Top Gear.

On January 9, 2012, Top Gear filed a Certificate of Amendment to our Articles of Incorporation to change the corporate name from “Top Gear, Inc.” to “Luxeyard, Inc.” The amendment was effective as of January 9, 2012. The name change was declared effective by Financial Industry Regulatory Authority, or FINRA, as of February 13, 2012.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. For the period ended December 31, 2011, the Company has incurred operating losses and negative operating cash flows which raise doubt on its ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Luxeyard, Inc. and its wholly-owned subsidiaries, LY Retail Texas and LY Retail. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of March 31, 2012 and December 31, 2011, and expenses for the three months ended March 31, 2012. Actual results could differ from those estimates made by management.

Inventories

Inventories, consisting of products available for sale, are primarily accounted for using the first-in first-out (“FIFO”) method, and are valued at the lower of cost or market value. This valuation requires us to make judgements, based on currently-available information about likely method of disposition, such as through sales to individual customers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued and if the additional common shares were dilutive. Basic and diluted earnings per share for the three months ended March 31, 2012 are the same as any incremental common stock equivalent would be anti-dilutive.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820.” Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The following table presents the derivative financial instruments, the Company’s only financial liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of March 31, 2012 and December 31, 2011:

	March 31, 2012	Level 1	Level 2	Level 3
Warrants	$3,659,458	$-	$-	$3,659,458
Embedded conversion options	4,276,875	-	-	4,276,875
Total	$7,936,333	$-	$-	$7,936,333

	December 31, 2011	Level 1	Level 2	Level 3
Warrants	$158,758	$-	$-	$158,758
Embedded conversion options	-	-	-	-
Total	$158,758	$-	$-	$158,758

The following table provides a summary of the changes in fair value, including net transfers in an/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at December 31, 2011	$158,758
Fair value of embedded conversion derivative liability at issuance charged to debt discount	1,482,881
Unrealized derivative losses included in other expense	6,294,694
Balance at March 31, 2012	$7,936,333

The fair value of the derivative liabilities are calculated at the time of issuance and the Company records a derivative liability for the calculated value. Changes in the fair value of the derivative liabilities are recorded in other expense in the consolidated statement of operations. The derivatives related to the embedded conversion options (see Note 5) were valued using the Black-Scholes pricing model on the issuance date with the following assumptions:

Risk-free interest rate - 0.22% to 0.41%

Stock Price - $0.12 to $0.80

Dividend yield - 0%

Volatility factor - 274% to 420%

Expected life (years) – 1.86 to 2 years

At March 31, 2012, the derivatives related to the warrants and the embedded converstion options were valued using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate - 0.33%

Stock Price - $0.68

Dividend yield - 0%

Volatility factor - 272% to 389%

Expected life (years) – 1.84 to 4.71 years

Share-Based Payments

The Company accounts for share-based awards to employees in accordance with FASB ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period). The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model.

Share-based awards to non-employees are accounted for in accordance with ASC 505-50, wherein such awards are expensed over the period in which the related services are rendered at their fair value.

Reclassifications

Certain accounts in the prior year have been reclassified to conform to the current year financial statement presentation.

Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

2.  Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Luxeyard, Inc. and its wholly-owned subsidiaries, LY Retail Texas and LY Retail. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 2011, and expenses for the period ended December 31, 2011, and cumulative from inception. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents.

Restricted Cash

Restricted cash represents proceeds from the sale of the Company’s common stock which is held in escrow as of December 31, 2011. These were released to the Company on February 10, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable are derived from amounts due from the credit card company that processes the credit card transactions from customers. Since accounts are settled daily, the balance represents one day’s sales. The Company records an allowance for uncollectible accounts which reduces the stated value of receivables on the balance sheet. This allowance is calculated based on a historical estimate. The allowance for uncollectible accounts at December 31, 2011 was $0.

Property and Equipment

Property and equipment are recorded at cost. Depreciation and amortization are provided using the straight-line method over their estimated useful lives, generally three to seven years. Leasehold improvements are amortized over their estimated useful economic lives or the term of the lease, whichever is shorter. Management periodically evaluates economic lives in order to determine recoverability in light of current technological conditions and expected cash flows. Maintenance and repairs are charged to operating expenses as incurred.

Revenue Recognition

We recognize revenue from product sales when the following four criteria are met: pervasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability is reasonably assured.

Product sales represent revenue from the sale of products and related shipping fees where we are the seller of record. Product sales and shipping revenues, net of promotional discounts, rebates, and return allowances, are recorded when the products are shipped and title passes to customers. Retail sales to customers are made pursuant to a sales contract that provides for transfer of both title and risk of loss upon our delivery to the carrier.

We record and report revenue on the gross amount billed to customers when the following indicators are met:

·	we are the primary obligor in the transaction
·	we are subject to inventory risk and credit risk for amount billed to the customer
·	we have latitude in establishing prices and selecting suppliers

Deferred Revenue

Deferred revenue represents all payments received from customers in excess of revenue earned based on money received for products that have not shipped.

Cost of Sales

Cost of sales consists primarily of direct costs associated with the goods and services the Company provides. Shipping and handling costs billed to customers are included in revenues. Shipping and handling costs are reported as a component of cost of sales.

Sales and Marketing

Sales and marketing costs consist primarily of payroll and related expenses for personnel engaged in marketing, customer service and sales functions, advertising and promotional expenditures and payments made to agencies for emails and other marketing activities and advertising expense.

Advertising and other promotional costs, are expensed as incurred,

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued and if the additional common shares were dilutive. Basic and diluted earnings per share for the period ended December 31, 2011 are the same as any incremental common stock equivalent would be anti-dilutive.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

The Company also accounts for uncertain tax positions in accordance with ASC 740 which addresses how we should recognize, measure and present in our financial statements uncertain tax positions that have been taken or are expected to be taken in a tax return. Pursuant to this guidance, the Company can recognize a tax benefit only if it is “more likely than not” that a particular tax position will be sustained upon examination or audit. To the extent the “more likely than not” standard has been satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. No liability for unrecognized tax benefits was recorded as of December 31, 2011.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820.” Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment. Our derivative liabilities are classified as level 3.

	Level 1	Level 2	Level 3
Derivative liability - warrants	$-	$-	$158,758
Total	$-	$-	$158,758

The fair value of the warrant liabilities at inception and at December 31, 2011 was approximately $158,000, accordingly, we did not recognize any derivative gain or loss when the instruments were marked to market at year-end.

Share-Based Payments

The Company accounts for share-based awards to employees in accordance with FASB ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period). The Company estimates the fair value of share-based payments using the Black-Scholes option-pricing model.

Share-based awards to non-employees are accounted for in accordance with ASC 505-50, wherein such awards are expensed over the period in which the related services are rendered at their fair value.

Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Asset Purchase	3 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

3. Asset Purchase

On February 22, 2012 we acquired certain office equipment and other related assets of eOpulence, LLC for a total purchase price of $260,297 equivalent to the fair value of 300,000 common stock options. These options have an exercise price of $0.30 per share and will expire on November 30, 2021. The fair value was calculated using the Black Scholes pricing model using the following assumptions:

Risk-free interest rate - 2.7%

Stock price - $0.90

Dividend yield - 0%

Volatility factor - 216%

Expected life (years) - 3.0 years

We recognized an impairment loss related to the assets acquired of $192,753 for the three months ended March 31, 2012, because the fair market value of the acquired assets was less than the consideration paid.

Related Party Transactions	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

4.   Related Party Transactions

The Company's CEO and Director is related to the sublessor of our subleased office and warehouse space in Los Angeles, California.  Payments on the sub-lease were $28,690 for the three months ended March 31, 2012.

Steve Beauregard, our COO is the founder and a majority stockholder in Regard Solutions, Inc., (“Regard”). We have an agreement with Regard for Technical Services and Project Management. The Company incurred expenses of $163,275 from Regard for the three months ended March 31, 2012.

7.   Related Party Transactions

The Company's CEO and Director is related to the sublessor of the 8884 Venice Blvd. (See Note 12).

Steve Beauregard, our COO is the founder and a majority stockholder in Regard Solutions, Inc., (“Regard”). We have entered into an agreement with Regard for Technical Services and Project Management. The Company incurred $90,623 in expense from Regard of which $83,435 was paid as of December 31, 2011.

Pursuant to the Securities Exchange Agreement, on November 8, 2011, we issued 30,350,000 common shares to Amir Mireskandari and Khaled Alattar, the former members of LY Retail, Texas. Immediately following the securities exchange, Mireskandari and Alattar became our principal stockholders. Mr. Mireskandari was also appointed as the Chairman of our Board of Directors.

Additionally, in connection with our Round 1 and Round 2 Financing, we issued (i) 417,416 shares of our common stock to Mireskandari and 482,584 shares of our common stock to Alattar; (ii) Series A Warrants exercisable for 208,708 shares of our common stock to Mireskandari and Series A Warrants exercisable for 241,292 shares of our common stock to Alattar; and (iii) Series B Warrants exercisable for 208,708 shares of our common stock to Mireskandari and Series B Warrants exercisable for 241,292 shares of our common stock to Alattar. In consideration for the purchase price for such securities, Mireskandari and Alattar delivered to the Company Bridge Notes in the aggregate principal amount of $115,000 and cash of $15,000.

Prior to the securities exchange, LY Retail Texas and Mireskandari and Alattar entered into Bridge Notes in the aggregate principal amount of $115,000. As set forth above, such Bridge Notes were exchanged for units in the Offering.

Convertible Debentures	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5. Convertible Debentures

During the three months ended March 31, 2011, the Company issued and sold 10% Convertible Debentures amounting to $1,970,00. These debentures are convertible to the Company’s common stock at $0.30 per share and mature on January 31, 2014.  The related debenture agreement also provides for a mandatory conversion anytime prior to the maturity date if all of the following criteria are met: a) the common shares underlying the debentures are registered in a registration statement under the Securities Act or are available for resale pursuant to Rule 144; b) the Company’s share prices for a period of 10 consecutive days remain at or above $1 and c) the daily volume of the Company’s stock during such consecutive 10 day period is at least 50,000.

The Company evaluated the terms of the debentures under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 815-15 and the determined that the embedded conversion option of the debentures require derivative accounting treatment due to reset provisions in the conversion price. The fair value of the embedded conversion option amounted to $2,840,420 of which $1,482,881was recognized as a debt discount to debentures and the difference of $1,357,539 being recognized as a “day 1” derivative loss. The debt discount is accreted to interest expense over the term of the debentures. Amortization expense for the three months ended March 31, 2012 amounted to $56,199.

Options and Warrants	3 Months Ended
Mar. 31, 2012
Options and Warrants [Abstract]
Options and Warrants [Text Block]

6. Options and Warrants

Stock options

During the three months ended March 31, 2012, the Company granted 2,015,815 options to employees and consultants with exercise prices ranging from $0.30 to $0.80 per share and a term of 10 years. Of the total options granted, 74,815 options vested immediately and the balance of 1,941,000 vest over a period of 36 months. No options are exercisable until the expiration of the Lock-Up agreement on November 15, 2012.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Risk-free interest rate - 0.71% to 2.23%

Stock price - $0.03 to $0.80

Dividend yield - 0%

Volatility factor - 389% to 412%

Expected life (years) - 5.84 to 10 years

During the three months ended March 31, 2012, stock compensation expense recognized under amounted to $35,201 and the unamortized stock compensation expense as of March 31, 2012 was $682,485.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Intrinsic value
Outstanding at December 31, 2011	8,876,546	$0.21	9.77	$-
Granted	2,315,815	0.40	9.82
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at March 31, 2012	11,192,361	$0.25	9.58	4,867,161

Exercisable at March 31, 2012	3,980,389	$0.22	9.55	1,845,483

Warrants

The following is a summary of warrant transactions for three months ended March 31, 2012:

	Number of warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Intrinsic value
Outstanding at December 31, 2011	5,400,000	$0.45	4.86	$-
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at March 31, 2012	5,400,000	$0.45	4.65	1,242,000

Exercisable at March 31, 2012	5,400,000	$0.45	4.65	1,242,000

Commitments and Contingencies	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

7. Commitments and Contingencies

From time to time, the Company is party to various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Based on the information presently available, management believes that resolution of these matters will not have a material adverse effect on the Company’s business, results of operations, financial condition, or cash flows.

9.  Commitments and Contingencies

Operating Leases

On September 26, 2011 the Company entered into an operating lease for office space in Marina Del Rey California (the “Glencoe” lease). The lease term commenced October 1, 2011 and ends September 30, 2011. Rent expense for the year 2011 was $39,829.

Minimum Lease Expense

Subsequent to year end, the Company entered into three leases for office and warehouse space in Los Angeles, California (“Venice” lease); in Brooklyn, New York (“New York” lease) and a Corporate Apartment in New York, New York (“Wall Street” lease). See Subsequent Events Note. Minimum lease expense is as follows:

Year	Glencoe	Venice	New York	Wall Street	Total
2012	$43,273	$105,197	$43,542	$16,170	$208,182
2013	-	114,761	11,458	-	126,219
2014	-	9,563	-	-	9,563
Total	$43,273	$229,521	$55,000	$16,170	$343,964

Severance Agreement

In connection with the termination of Kevin Walker as our executive officer, we entered into a severance agreement with LY Retail and Kevin Walker on December 20, 2011 pursuant to which we agreed to pay Mr. Walker any unpaid salary, unreimbursed expenses and a severance payment equivalent to three months of Mr. Walker’s base salary. The severance pay is payable in two installments of $13,334 and one installment of $11,688 for a total amount of $38,352. Mr. Walker was also granted an option to purchase 400,010 shares of common stock at an exercise price of $0.20 per share.

Marketing Agreements

In November the Company engaged XL Marketing, Corporation to provide email drops to various target markets and to provide other marketing related series. Marketing expense related to this contract will be approximately $180,000 per month.

On November 23, 2011 the Company entered into to a nine month agreement with Placements Media, Inc. (“Placements”) to provide marketing consulting services. The compensation for the performance based component of the contract is $12,000 in December 2011 and January 2012 and $15,000 per month thereafter. Placements also earns commission based on sliding scale percentages applied on the XL Marketing spend with rates ranging from 4% to 18%. For the period ended December 31, 2011, Placements earned commissions amounting to $53,557. Additionally, Placements can earn options of up to 50,000 shares of common stock based on certain membership milestones.

Technology Infrastructure Agreement

In November, 2011, LY Retail entered into an agreement with Regard Solutions Corporation for project management and technical services for a monthly fee of $35,000 for a period of two months. This agreement was amended on December 31, 2011 to extend the term to April 30, 2012 for a monthly fee of $42,531. Technical fees incurred for the period ended December 31, 2011 amounted to $90,623.

Litigation

From time to time, the Company is party to various litigation and administrative proceedings relating to claims arising from its operations in the normal course of business. Based on the information presently available, management believes that resolution of these matters will not have a material adverse effect on the Company’s business, results of operations, financial condition, or cash flows.

Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

8. Subsequent Events

In April 2012 the Company raised an additional $945,000 in aggregate 10% Convertible Debentures with the same terms as those disclosed in Note 5. In connection with the issuance of the debentures, the Company paid commissions to brokers consisting of $63,500 in cash and 71,666 common shares.

In April 2012, the Company issued 34,090 shares with a fair value of $30,000 to a consultant. The Company also granted 50,000 shares to a marketing consultant which will vest based on achievement of certain marketing targets.

Effective May 2, 2012, the Company increased its total number of authorized shares to five hundred fifty million (550,000,000) shares of which five hundred million (500,000,000) shares shall be common stock, par value $0.0001, and fifty million (50,000,000) shares shall be blank check preferred stock, par value $0.0001.

In April 2012, the Company granted restricted common shares in consideration for services as follows:

·	3,365,000 restricted common shares to various consultants
·	187,000 restricted common shares to a director
·	300,000 restricted common shares to the Chief Executive Officer for consulting services and
·	50,000 restricted common shares to Regard, Inc., a related party for placing an employee.

On April 30, 2012 the Company entered into a consulting agreement with FireRock Capital Inc. for certain business advisory services for a period of one year. The Company agreed to pay 500,000 restricted common shares upon execution of the agreement and 166,000 restricted common shares on a quarterly basis. In addition the Company agreed to pay certain incentive fees up to $1,000,000 in common shares at market price, for certain revenue milestones achieved for the Company,  in relation to each strategic business venture introduced by FireRock Capital, Inc.

On various dates in April through June 2012, a total of 654,483 shares were issued from the conversion of convertible debentures to equity.

In May 2012 the Company’s subsidiary, LY Retail, LLC, entered into an operating agreement with Jaxon International, LLC (Jaxon) to manage its operations. LY Retail will pay Jaxon $40,500 per month to cover operating expenses. As consideration for the management agreement LY Retail is entitled to all of the sales profits of Jaxon. Jaxon is owned by a party related to the Chief Executive Officer.

On various dates in May 2012, the Company entered into two bridge notes totaling to $225,000. These notes are due on demand and bear annual interest of 7%. These notes were subsequently converted into 642,857 units related to the May 2012 offering indicated below.

On May 25, 2012 the Company entered into a bridge note with a third party for $300,000. Interest on the note is $15,000 and the note was paid in June 2012. Additionally, the Company issued 50,000 warrants with the note with an exercise price of $0.50 per share. In connection with this note, the Company paid to the broker, a 7% commission and 200,000 warrants with an exercise price of $0.50 per share.

On May 22, 2012 the Company entered into a bridge note with a third party for $200,000. The note and the related interest of $10,000 was repaid in June 2012. In connection with the note, the Company paid loan origination fees of $10,000 and also issued 380,000 warrants with a term of 5 years and an exercise price of $0.50 per share.

On May 31, 2012, the Company completed the sale of units pursuant to a Securities Purchase Agreement dated May 24, 2012, between the Company and certain investors. The total units sold by the Company consisted of (i) 8,904,287 shares of the Company's 8% convertible preferred stock; (ii) Series C warrants to purchase 8,904,287 shares of the Company's common stock which have a five-year term and an initial per share exercise price of $0.50; (iii) Series D warrants to purchase up to 4,452,144 shares of common stock which have a 90 day term and a per share exercise price of $0.35; and (iv) Series E warrants to purchase up to 4,452,144 shares of common stock which have a five-year term and per share exercise price of $0.50. These units were sold for $0.35 per unit resulting in gross proceeds of $3,116,500. The sale included $225,000 from investors that converted existing debt into the offering. In connection with this offering, the Company paid fees to its placement agent consisting of a) cash fees equivalent to 8% of the gross proceeds; b) 5-year warrants equivalent to 8% of the units sold and c) 300,000 restricted shares.

12.  Subsequent Events

Leases

On January 26, 2012, the Company subleased approximately 5,313 square feet of office and warehouse space in Los Angeles California from a related party (“Venice” lease). The lease is a twenty four month operating lease with monthly rent expense of $9,564 per month.

On March 15, 2012, the Company subleased approximately 5,500 square feet of office and warehouse space in Brooklyn New York in conjunction with the acquisition of eOpulence, (the “New York” lease). The lease is one year operating lease with option to extend for 3.5 years. The monthly rent expense is $4,583.33.

On March 22, 2012 the Company leased a corporate apartment in downtown New York. The lease begins April 3, 2012 and is a six month operating lease with monthly rent expense of $2,695.

Adoption of 2012 Stock Plan

On February 24, 2012, the Board and majority shareholders of the Company approved the Luxeyard, Inc. 2012 Stock Option Plan (the “Plan”). 13,050,000 shares of common stock with authorized under this plan. The Plan is intended to recognize the contributions made to the Company by its associates (including associates who are members of the Board of Directors), directors, consultants and advisors of the Company or any Affiliate, to provide such persons with additional incentive to devote themselves to the future success of the Company or an Affiliate, and to improve the ability of the Company or an Affiliate to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. To this end, the Plan provides for the grant of stock options. Stock options granted under the Plan may be Non-Qualified Stock Options or ISOs, as provided herein, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an Affiliate shall in all cases be Non-Qualified Stock Options.

eOpulence Asset Purchase

On February 22, 2012 our subsidiary, LY Retail, purchased the fixed assets of eOpulence, a New York limited liability Company ("eOpulence") for purchase price consisting options to purchase 300,000 shares of common stock at an exercise price of $.30 per share. The fair market value of the stock options at the purchase date was $260,297. The fair value was calculated using the Black Scholes pricing model with the following assumptions

Risk-free interest rate -2.7%

Dividend yield 0%

Volatility factor 416%

Expected life (years) 3.0 years

Share-based awards

On February 27, 2012, in connection with his employment agreement, the Company granted 200,000 common stock options to our Chief of Business Development Officer.

On March 12, 2012, in connection with his employment agreement, the Company granted 250,000 common stock options to our Executive Vice President of Revenue. He will also be granted an additional 250,000 on attainment of certain milestones.

On February 28, 2012, the Company engaged a consultant for institutional financial public relations. As compensation, the Company will pay the consultant 30,000 common shares per month for a period of one year. Additionally the Company will issue a non-cancellable “Option” for up to 4 million shares of outstanding stock at $.80 per share vesting as soon as practicable, subject to shareholder and/or regulatory approval.

On March 1, 2012 the Company retained a third party as investor relations counsel. The contract is for a minimum of six months for $5,000 a month plus a one-time grant on the initiation of the engagement of restricted shares of common stock with a fair market value of $30,000 on the contract start date. A second grant in the like cash value amount will be granted on the achievement of certain milestones.

Financing

On January 25, 2012, the Company borrowed cash in the amount $25,000 from one of the Company’s shareholders. The loan bears 10 % annual interest and has a maturity of April 20, 2012.

As of April 16, 2012, we sold an aggregate of $2,125,000 debentures in the form of convertible notes, which are convertible into 7,083,334 shares of our common stock, with a conversion price of $0.30 per share, subject to adjustment.

Merger	9 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

3.  Merger

On November 8, 2011, the Company entered into a series of transactions pursuant to which it acquired LY Retail Texas, spun-out the Company’s prior operations from the Company’s former principal stockholders, directors and officers, and completed a private offering of its securities.   The following summarizes the foregoing transactions:

Acquisition of.   The Company acquired all of the membership interests of LY Retail Texas in exchange for the issuance of 30,350,000 shares of the Company’s common stock pursuant to a Securities Exchange Agreement between the Company, its former principal stockholders, LY Retail Texas and the former members of LY Retail Texas.  As a result of this transaction, LY Retail Texas became our wholly owned subsidiary and the former members of LY Retail Texas became our controlling stockholders.  The transaction was accounted for as reverse merger and a recapitalization effected by a securities exchange, wherein LY Retail Texas is considered the acquirer for accounting and financial reporting purposes.

Reorganization and Spin-Out of Top Gear Business.  Immediately prior to the acquisition of LY Retail Texas, the Company contributed substantially all of our assets to SpinCo, and, in exchange, SpinCo assumed all of the Company’s liabilities.  In addition, the Company transferred all of its ownership interest in SpinCo to Shalom and Bergman in exchange for the cancellation of a total of 119,000,000 shares of the Company’s common stock previously held by Shalom and Bergman.

Financing Transactions.  Immediately following the acquisition of LY Retail Texas, the Company completed a private offering of units consisting of an aggregate of (i) 3,150,012 shares of the Company’s common stock, (ii) Series A warrants to purchase 1,575,000 shares of common stock which have a five-year term and a per share exercise price of $ 0.30, and (iii) Series B warrants to purchase 1,575,000 shares of common stock which have a five-year term and a per share exercise price of $ 0.60.   The aggregate purchase price of the units was approximately $630,000.

On December 15, 2011, the Company completed a second private offering of (i) the aggregate number of shares of common stock, $0.0001 par value per share, of the Company at a per share purchase price of $0.20 in an aggregate of 2,250,000 shares of Common Stock (ii) a five year warrant to initially acquire up to 1,125,000 of additional shares of Common Stock at an exercise price of $0.30 per share Series A Warrants (iii) a five year warrant to initially acquire up to 1,125,000 of additional shares of Common Stock at an exercise price of $0.60 per share the “Series B Warrants”. The aggregate purchase price of the units was approximately $450,000.

Exchange of Bridge Notes.   Certain of the Subscribers (each, a “Bridge Investor” and collectively the “Bridge Investors”) delivered promissory notes issued by LY Retail Texas prior to the securities exchange mentioned above (each, a “Bridge Note” and collectively the “Bridge Notes”) as payment of such Bridge Investor’s purchase price for the units.  To the extent the principal amount of a Bridge Investor’s Bridge Note was greater than such Bridge Investor’s purchase price for the units, the Company, on behalf of LY Retail Texas, paid the remaining principal amount of such Bridge Note from the proceeds of the Offering.  Accordingly, Bridge Notes in the aggregate principal amount of $217,500 were exchanged for units in the Offering and the Company paid $62,500 of the remaining principal amount of the Bridge Notes to the Bridge Investors out of the proceeds from the Offering.  As a result, the Bridge Notes are deemed to be cancelled and are of no further force and effect.

Forward Split.   On February 14, 2012 the Company effectuated a 17:1 forward stock split of its common stock.  The forward split was retroactively applied resulting in a price per share of $0.20; (ii) an exercise price of the Series A Warrants of $0.30 per share; and (iii) the exercise price of the Series B Warrants of $0.60 per share.

Registration Rights Agreement

On the Closing Date and in connection with Offering, we entered into a registration rights agreement (the “Registration Rights Agreement”) with the Subscribers granting the Subscribers piggy-back registration rights with respect to the Shares and the shares of common stock underlying the Warrants (the “Warrant Shares”).

Lock-Up Agreements

On the Closing Date and in connection with Offering, we entered into lock-up agreements (collectively, the “Lock-Up Agreements”) with each of Braden Richter, our newly appointed President and Chief Executive Officer and member of our Board of Directors, Kevin Walker, our newly appointed Chief Financial Officer, Chief Operating Officer and Secretary, Jerry Wilkerson, our newly appointed Chief Technology and Information Officer, Joshua Thompson, our newly appointed Chief Marketing Officer, and Khaled Alattar, one of our new principal stockholders, pursuant to which each of them agreed not to transfer any of our capital stock held directly or indirectly by them for an eighteen month period following the closing of the Offering.  In addition, we entered into a lock-up agreement  (the “Lock-Up/Leak-Out Agreement”) with Amir Mireskandari, our newly appointed Chairman of our Board of Directors and one of our new principal stockholders, pursuant to which he agreed not to transfer any of our capital stock held directly or indirectly by him for a nine month period following the closing of the Offering and for the nine months thereafter to limit any transfers to 50,000 shares of common stock in any 30 day period and 10,000 shares of common stock on any single day.

Warrants

Warrants associated with the Round 1 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.60, subject to adjustment set forth below.

Warrants associated with the Round 2 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.60, subject to adjustment set forth below.

The exercise prices of the Series A Warrants and Series B Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes.  In addition, subject to certain exceptions, if at any time after the respective Closing Dates, the Company issues or sells any shares of its common stock at a price per share less than the exercise price of the applicable Warrant, then immediately after such new issuance, the exercise price of the applicable Warrant then in effect shall be reduced to an amount equal to the price per share of such new issuance.  If the Warrants are not registered with the Securities Act, the Warrants can be exercised on a cashless basis.

Anti-dilution features of the warrants require derivative accounting. ( See Note 11)

Property and Equipment	9 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]	4. Property and Equipment Property and equipment consists of the following:
Furniture and fixtures	$7,928
Equipment	9,636

17,564
Less: Accumulated depreciation	(695)

Net carrying value	$16,869

Accrued Liabilities	9 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	5. Accrued Liabilities Accrued liabilities consist of the following:
Accrued marketing costs	$100,000
Accrued salary and other expenses	58,206
$158,206

Income Taxes	9 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

6.  Income Taxes

The Company’s net deferred income tax asset as of December 31, 2011, after applying enacted corporate income tax rates, are as follows:

Net operating loss carry forward	$333,943
Valuation allowance	(333,943)
Total	-

As of December 31, 2011, the Company has unused net operating loss carryforwards of approximately $954,000 which will begin to expire in 2031. The Company provided a full valuation allowance to the deferred tax asset as of December 31, 2011 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carry-forwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change in ownership, utilization of the net operating loss carry-forwards could be restricted.

Bridge Notes	9 Months Ended
Dec. 31, 2011
Bridge Notes [Abstract]
Bridge Notes Disclosure [Text Block]

8.  Bridge Notes

On various dates in September and October 2011, the Company issued promissory notes in the aggregate principal amount of $280,000 (collectively, the “Bridge Notes”) to certain investors. These notes bear no interest and have an average term of 30 days.

As disclosed in Notes 3 and 7, $217,500 of these notes were settled with units issued from the Company’s private offering and the balance of $62,500 was paid directly from proceeds of the private offering. No gain or loss was recognized on the settlement of the Bridge Notes.

Stock Option Plan	9 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.  Stock Option Plan

In September, 2011, the Company adopted the 2011 Stock Option Plan (the Plan). The Plan provides for the granting of options to purchase shares of common stock to employees and consultants of the Company. Options granted under the Plan may be either incentive stock options (ISOs) or non-qualified stock options (NSOs). ISOs may be granted only to Company employees (including officers and directors who may also be employees). NSOs may be granted to Company employees and consultants. The Company reserved 13,005,000 shares of common stock for issuance under the Plan as of December 31, 2011, of which 8,876,546 were subject to outstanding options and other awards and 4,128,454 were available for future grants of share-based awards.

Options under the Plan may be granted for periods of up to ten years and at prices no less than 85% of the estimated fair value of the shares on the date of grant as determined by the Board of Directors, provided, however, that (i) the exercise price of an ISO and NSO shall not be less than 100% and 85% of the estimated fair value of the shares on the date of grant, respectively, and (ii) the exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The Board of Directors determined the value of the underlying stock by considering a number of factors, including historical and projected results, the risks the Company faced at the time of issuance, the rights of the Company’s preferred securities and the lack of liquidity of the Company’s common stock. Options granted under the Plan generally vest ratably over a 36 month period. It is the Company’s policy to grant stock options to employees and nonemployees at exercise prices equal to the fair value of the underlying stock at the date of the grant.

The following is a summary of stock options granted, canceled, and outstanding under the plan for the year ended December 31, 2011:

	Number of Stock Options	Exercise Price	Weighted- Average Exercise Price	Weighted average remaining contractual life (years)
Outstanding at April 1, 2011	-	$-	$-	-
Granted	10,426,538	0.20 - 0.30	0.21	9.77
Cancelled	(1,549,992)	0.20	0.20	-
Exercised	-	-	-	-
Balance at December 31, 2011	8,876,546	$0.20-0.30	$0.21	9.77

The following is a summary of stock options vested as of December 31, 2011:

	Vested Options	Exercise Price	Weighted- Average Exercise Price	Weighted average remaining contractual life (years)

December 31, 2011	2,868,143	$0.20 - 0.30	$0.20	9.77

No options are exercisable until the expiration of the Lock-Up agreement on November 8, 2012.

At December 31, 2011, 4,128,454 options remained available for future grants under the Plan. The weighted-average grant date fair value of options granted during the period ended December 31, 2011 was $ 0.03. Outstanding options as of December 31, 2011 have an intrinsic value of zero.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Expected term	5.40 - 5.84 years
Expected volatility	415% - 447%.
Risk free interest rate	0.82% - 2.03%
Expected dividend yield	0%

During the period ended December 31, 2011, stock compensation expense recognized under the plan was $84,325.

As of December 31, 2011 there was $199,679 of unrecognized compensation related to stock options granted, which is expected to be recognized over a weighted-average period of 2.8 years.

Warrants	9 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants Disclosure [Text Block]

11.  Warrants

Warrants associated with the Round 1 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.60. At the closing date of November 8, 2011 Series A warrants had a fair market value of $46,304 and Series B warrants had a fair market value of $46,304. The fair market value of the warrants was computed using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate 0.92%

Dividend yield 0%

Volatility factor 429%

Expected life (years) 5 years

On December 15, 2011, warrants associated with the Round 2 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.60. At the closing date of December 15, 2011 Series A warrants had a fair market value of $33,075 and Series B warrants had a fair market value of $33,075. The fair market value of the warrants was computed using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate 0.86%

Dividend yield 0%

Volatility factor 416%

Expected life (years) 5 years

 At December 31, 2011, the warrants had a fair value of $158,758 and this fair value was included in the derivative liability balance. There was no difference in fair value from the grant date to December 31, 2011. The following assumptions were used in the Black-Sholes option pricing model at December 31, 2011.

Risk-free interest rate 0.83%

Dividend yield 0%

Volatility factor 412%

Expected life (years) 4.86 years

The weighted average exercise price is $0.45 for all outstanding warrants. The weighted average remaining contractual term for all warrants outstanding is 4.86 years. As of December 31, 2011, the outstanding warrants had an intrinsic value of zero.